Operations and Summary of Significant Accounting Principles - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	$ 0	$ 0	$ 36,329
Write-off of receivables	0	0	(36,329)
Balance at end of year	$ 0	$ 0	$ 0